Cash Flow Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Acquisition of treasury stock resulting from stock option exercises	$ 62	$ 279	$ 2,734	$ 3,590